Income Taxes (Tables)	4 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
Current
Federal	$—
State	—
Deferred
Federal	(51,194)
State	—
Change in valuation allowance	51,194
Income tax provision	$—

Schedule of net deferred tax assets
Deferred tax assets:
Start-up/Organization costs	$13,150
Net operating loss carryforwards	38,045
Total deferred tax assets	51,194
Valuation allowance	(51,194)
Deferred tax asset, net of allowance	$—

Schedule of statutory federal income tax rate (benefit)
Statutory Federal income tax rate	21.0%
Change in fair value of derivative warrant liability, loss upon issuance of Private Placement Warrants and offering costs associated with derivative warrant liablities	(19.7)%
Change in Valuation Allowance	(1.3)%
Income Taxes Benefit	0.0%